Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt	Dec. 31, 2014			Dec. 31, 2013
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70 - 6.92%	2015 - 2025	$16,122	0.70 - 6.92%	$13,946
Floating rate	0.06 - 0.82%	2015 - 2038	2,178	0.05 - 1.10%	3,079
Subordinated debt (a)	4.95 - 7.50%	2016 - 2033	1,655	4.75 - 7.50%	2,514
Junior subordinated debentures (a)	6.37%	2036	309	6.37%	325
Total			$20,264		$19,864

(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts
The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2014 and Dec. 31, 2013:

Trust preferred securities at Dec. 31, 2014 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)	$312	6.37%	$309		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$312		$809

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.56 to £1, the rate of exchange on Dec. 31, 2014.

Trust preferred securities at Dec. 31, 2013 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)	$330	6.37%	$325		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$330		$825

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.65 to £1, the rate of exchange on Dec. 31, 2013.